UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-09

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-11-09

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              43

Form 13F Information Table Value Total:                          309,704
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                                SHRS OR
                                                                PRN AMT;
                                TITLE                           SH/PRN;
        NAME OF ISSUE          OF CLASS     CUSIP     (X$1000)  PUT/CALL    DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                  SOLE   SHARED  NONE
Affiliated Managers Group        Com      008252108     9,306    223,111SH    SOLE      N/A      179,235  0    43,876
Allied Cap Corp New              Com      01903Q108       942    592,623SH    SOLE      N/A      471,744  0   120,879
American Cap Ltd                 Com      02503Y103     1,287    688,257SH    SOLE      N/A      559,490  0   128,767
American Eagle Outfitters        Com      02553E106     6,718    548,843SH    SOLE      N/A      452,233  0    96,610
Berkshire Hathaway Inc Del      Cl B      084670207    14,819      5,255SH    SOLE      N/A        4,257  0       998
Best Buy Inc                     Com      086516101     4,285    112,890SH    SOLE      N/A       93,150  0    19,740
Barrett Bill Corp                Com      06846N104     8,641    388,547SH    SOLE      N/A      321,622  0    66,925
BT Group PLC                     Adr      05577E101     3,643    326,164SH    SOLE      N/A      266,844  0    59,320
Canadian Natl Ry Co              Com      136375102    12,844    362,316SH    SOLE      N/A      293,161  0    69,155
CB Richard Ellis Group Inc      Cl A      12497T101        80     19,800SH    SOLE      N/A       18,520  0     1,280
Cemex Sab De Cv             Spon ADR New  151290889     4,123    659,724SH    SOLE      N/A      545,428  0   114,296
Fidelity National Financial     Cl A      31620R105    18,039    924,599SH    SOLE      N/A      756,674  0   167,925
Fidelity Natl Information S      Com      31620M106     9,944    546,364SH    SOLE      N/A      448,391  0    97,973
FPL Group Inc.                   Com      302571104     4,819     94,990SH    SOLE      N/A       77,190  0    17,800
General Growth Pptys Inc         Com      370021107       231    324,848SH    SOLE      N/A      279,828  0    45,020
HCC Ins Hldgs Inc                Com      404132102    24,011    953,198SH    SOLE      N/A      783,770  0   169,428
Helmerich & Payne Inc            Com      423452101     7,694    337,881SH    SOLE      N/A      275,376  0    62,505
Johnson & Johnson                Com      478160104     6,045    114,916SH    SOLE      N/A       93,856  0    21,060
JP Morgan Chase & Co             Com      46625H100    15,404    579,533SH    SOLE      N/A      476,695  0   102,838
Kimco Realty Corp                Com      49446R109     4,487    588,840SH    SOLE      N/A      478,775  0   110,065
Lender Processing Svcs Inc       Com      52602E102     6,622    216,322SH    SOLE      N/A      180,564  0    35,758
Level 3 Communications Inc       Com      52729N100     4,647  5,050,823SH    SOLE      N/A     4,040,13  0 1,010,689
Level 3 Communications Inc      Note      52729NBA7     1,072  1,462,000PRN   SOLE      N/A            0  0         0
Markel Corp                      Com      570535104     7,042     24,808SH    SOLE      N/A       20,540  0     4,268
Medtronic Inc                    Com      585055106     6,541    221,962SH    SOLE      N/A      182,082  0    39,880
Meredith Corp                    Com      589433101     1,057     63,510SH    SOLE      N/A       53,060  0    10,450
Mohawk Inds Inc                  Com      608190104     2,959     99,060SH    SOLE      N/A       80,455  0    18,605
Nabors Industries Ltd            Shs      G6359F103     4,709    471,377SH    SOLE      N/A      384,312  0    87,065
Nucor Corp                       Com      670346105    13,319    348,938SH    SOLE      N/A      284,617  0    64,321
Posco                       Sponsored ADR 693483109     4,996     74,752SH    SOLE      N/A       61,097  0    13,655
Radian Group Inc                 Com      750236101       907    498,404SH    SOLE      N/A      406,714  0    91,690
Sherwin Williams Co              Com      824348106     5,767    110,970SH    SOLE      N/A       89,455  0    21,515
Suncor Energy Inc                Com      867229106     5,883    264,881SH    SOLE      N/A      217,029  0    47,852
Sysco Corp                       Com      871829107     3,988    174,905SH    SOLE      N/A      142,480  0    32,425
Taiwan Semiconductor Mfg Lt Sponsored ADR 874039100     9,849  1,100,482SH    SOLE      N/A      906,173  0   194,309
TEVA Pharmaceutical Inds Lt      Adr      881624209    19,608    435,247SH    SOLE      N/A      354,607  0    80,640
Triad Gty Inc                    Com      895925105        84    525,314SH    SOLE      N/A      433,998  0    91,316
TJX Cos Inc New                  Com      872540109     6,774    264,193SH    SOLE      N/A      212,663  0    51,530
United Technologies Corp         Com      913017109    10,640    247,562SH    SOLE      N/A      201,662  0    45,900
Wal Mart Stores Inc              Com      931142103    11,942    229,206SH    SOLE      N/A      186,476  0    42,730
Wellpoint Inc                    Com      94973V107     9,659    254,376SH    SOLE      N/A      206,291  0    48,085
Wells Fargo & Co New             Com      949746101     9,487    666,189SH    SOLE      N/A      542,512  0   123,677
XTO Energy Inc                   Com      98385X106     4,790    156,425SH    SOLE      N/A      126,635  0    29,790
